Aug. 27, 2026
Invesco Next Gen Connectivity ETF | Invesco Next Gen Connectivity ETF
Investment Objective
The Invesco Next Gen Connectivity ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the STOXX World AC NexGen Connectivity Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%

Other Expenses	None

Total Annual Fund Operating Expenses	0.40

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an index fund that seeks to track the investment results of the Underlying Index.
STOXX Ltd. (“STOXX” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is comprised of securities of companies with significant exposure to technologies or products that contribute to future connectivity through direct revenue. The Underlying Index includes companies that focus on emerging connectivity themes, including cybersecurity, nanotechnology, network equipment, and wireless infrastructure, among others.
To be eligible for inclusion in the Underlying Index, a security must be included in the STOXX World AC Universal All Cap Index, which is a broad, market cap weighted index designed to represent the performance of large-, mid- and small-capitalization companies from developed and emerging markets. A security must also have a free-float market capitalization greater than or equal to €500 million and a three-month median daily trading volume greater than or equal to €1 million. Eligible securities must also derive at least 50% of their revenue from one or more FactSet Revere Business Industry Classification System (“RBICS”) subsectors associated with future connectivity, as identified by the Index Provider. Securities that meet all of these criteria are then ranked by free-float market capitalization, and if there are more than 100 securities, the top 100 are selected for inclusion in the Underlying Index. The
Underlying Index may include securities of U.S. and non-U.S. companies, including foreign and emerging markets companies.
Securities in the Underlying Index are weighted proportionally to their free-float market capitalization multiplied by their aggregate revenue exposure to the applicable FactSet RBICs subsectors (i.e., the percentage of revenue derived from the applicable subsectors). Individual constituent weights are capped such that (i) the aggregate weight of all constituents with weights greater than 4.5% of the Underlying Index may not exceed 45% of the Underlying Index, and (ii) no single constituent weight may exceed 8% of the Underlying Index. Any excess weight is redistributed to the other constituents of the Underlying Index.
The Underlying Index may include securities of companies of any market capitalization, including small- and mid-capitalization companies. As of June 30, 2026, the Underlying Index was comprised of 100 constituents with market capitalizations ranging from $7.9 billion to $4.3 trillion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the  Investment Company Act of 1940, as amended (the “1940 Act”).
In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies engaged in connectivity-related industries, and in derivatives and other investments that have economic characteristics similar to securities of companies engaged in connectivity-related industries (the “80% investment policy”). For purposes of the 80% investment policy, the Fund considers the components of the Underlying Index to be securities of companies engaged in connectivity-related industries.
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2026, the Fund had significant exposure to the information technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	June 30, 2026	57.80%
Best Quarter	June 30, 2020	29.03%
Worst Quarter	June 30, 2022	-21.20%

Average Annual Total Returns (for the periods ended December 31, 2025)
	Inception Date	1 Year	5 Years	10 Years
Return Before Taxes	6/23/2005	28.63%	10.99%	15.59%
Return After Taxes on Distributions		28.24	10.65	15.32
Return After Taxes on Distributions and Sale of Fund Shares		17.03	8.63	13.16

STOXX World AC NexGen Connectivity Index (reflects no deduction for fees, expenses or taxes)[1]		28.87	—	—

Blended - Invesco Next Gen Connectivity Benchmark (reflects no deduction for fees, expenses or taxes)[2]		28.87	11.10	15.91

NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)		21.14	13.35	17.66

S&P Composite 1500® Communications Equipment Index (reflects no deduction for fees, expenses or taxes)		28.63	19.50	16.58

1
Prior to its commencement date of June 26, 2023, performance for the Underlying Index is not available.
2
The Blended-Invesco Next Gen Connectivity Benchmark reflects the performance of the Dynamic Networking IntellidexSM Index, the previous underlying index, through August 25, 2023, and the Underlying Index thereafter.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.